CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	12 Months Ended
Dec. 31, 2019
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES [abstract]
Disclosure of changes in accounting policies and disclosures
2.2	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The IASB has issued a number of new and amendments to IFRS standards that are first effective for the current accounting year commencing January 1, 2019 or later but available for early adoption. The equivalent new and amendments to HKFRSs consequently issued by the HKICPA have the same effective dates as those issued by the IASB and are in all material aspects identical to the pronouncements issued by the IASB.

The accounting policies adopted are consistent with those of the year ended December 31, 2018, except for the first time adoption of the new and amendments to IFRS standards/HKFRSs effective for the Group’s financial year beginning on January 1, 2019. Except as described below, the application of the new and amendments to IFRS standards/HKFRSs in the current year has had no material impact on the accounting policies, the disclosures or the amounts recognized in the consolidated financial statements of the Group.

2.2.1	IFRS 16/HKFRS 16 Leases

The Group has applied IFRS 16/HKFRS 16 for the first time in the current year. IFRS 16/HKFRS 16 superseded IAS 17/ HKAS 17 Leases ("IAS 17/HKAS 17") and the related interpretations.

Definition of a lease

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For contracts entered into or modified or arising from business combinations, the Group assesses whether a contract is or contains a lease based on the definition at inception, modification date or acquisition date, as appropriate.

As a lessee

The Group has applied IFRS 16/HKFRS 16 retrospectively with the cumulative effect recognized at the date of initial application, January 1, 2019. Any difference at the date of initial application is recognized in the opening retained earnings and comparative information has not been restated.

When applying the modified retrospective approach under IFRS 16/HKFRS 16 at transition, the Group applied the following practical expedients to leases previously classified as operating leases under IAS 17/HKAS 17, on lease-by-lease basis, to the extent relevant to the respective lease contracts:

i.	relied on the assessment of whether leases are onerous by applying IAS 37/HKAS 37 Provisions, Contingent Liabilities and Contingent Assets as an alternative of impairment review;

ii.	elected not to recognize right-of-use assets and lease liabilities for leases with lease term ends within 12 months of the date of initial application;

iii.	excluded initial direct costs from measuring the right-of-use assets at the date of initial application;

iv.

applied a single discount rate to a portfolio of leases with a similar remaining terms for similar class of underlying assets in similar economic environment. Specifically, the Group applies different discount rates to certain domestic and overseas leases on a portfolio basis; and

v.	used hindsight based on facts and circumstances as at date of initial application in determining the lease term for the Group's leases with extension and termination options.

On transition, the Group has made the following adjustments upon application of IFRS 16/HKFRS 16:

The Group recognized additional lease liabilities of RMB8,373 million upon application of IFRS 16/HKFRS 16 and right-of- use assets at amounts equal to the related lease liabilities by applying IFRS 16/HKFRS 16.C8(b)(ii) transition, adjusted by accrued lease payments and any reclassification of property, plant and equipment, leasehold lands at January 1, 2019.

When recognizing the lease liabilities for leases previously classified as operating leases, the Group has applied incremental borrowing rates of the relevant group entities at the date of initial application. The lessee’s incremental borrowing rates ranged from 3.3%-5.16%.

At January 1, 2019

Operating lease commitments disclosed as at December 31, 2018	16,372
Lease liabilities discounted at relevant incremental borrowing rates	13,226
Add: Lease liabilities resulting from lease modifications of existing leases	2,359
Less: Recognition exemption – short-term leases	(768)
Exclusion of non-lease components	(6,444)
Lease liabilities relating to operating leases recognized upon application of IFRS16/HKFRS 16	8,373
Add: Obligations under finance leases recognized as at December 31, 2018	766
Lease liabilities as at January 1, 2019	9,139

Analyzed as: Current	3,614
Non-current	5,525
Total lease liabilities	9,139

The carrying amount of right-of-use assets as at January 1, 2019 comprises the following:

At January 1, 2019

By class:
Floating production, storage and offloading ("FPSO") vessels	7,334
Pipeline	755
Buildings and structures	739
Leasehold lands	666
Equipment	274
Total right-of-use assets	9,768

The following adjustments were made to the amounts recognized in the consolidated statement of financial position at January 1, 2019. Line items that were not affected by the changes have not been included.

		Carrying amounts at December 31, 2018 (restated)	Adjustments	Carrying amounts under IFRS 16/HKFRS 16 at January 1, 2019

Non-current Assets
Property, plant and equipment	*	413,383	(755)	412,628
Right-of-use assets	*/**	-	9,768	9,768
Other non-current assets	**	9,542	(666)	8,876
Current Liabilities
Lease liabilities	*	-	(3,614)	(3,614)
Other payables and accrued liabilities	*/***	(14,084)	128	(13,956)
Non-current liabilities
Lease liabilities	*	-	(5,525)	(5,525)
Other non-current liabilities	*	(1,451)	664	(787)

*

In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets.

**	Payments for leasehold lands included in other non-current assets were recategorized as right-of-use assets.

***	The amount includes balances with related parties.

Note:

For the purpose of reporting cash flows for the year ended December 31, 2019, movements in working capital have been computed based on opening statement of financial position as at January 1, 2019 as disclosed above.

2.2.2	IFRIC 23/HK(IFRIC)- Int 23 Uncertainty over Income Tax Treatments

IFRIC 23/HK(IFRIC)-Int 23 sets out how to determine the accounting tax position when there is uncertainty over income tax treatments. The interpretation requires the Group to determine whether uncertain tax positions are assessed separately or as a group and assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by individual group entities in their respective income tax filings. If it is probable, the current and deferred taxes are determined consistently with the tax treatment in the income tax filings. If it is not probable that the relevant taxation authority will accept an uncertain tax treatment, the effect of each uncertainty is reflected by using either the most likely amount or the expected value.

The Group applied this interpretation retrospectively with the cumulative effect of initially applying the interpretation recognized at the date of initial application, January 1, 2019, without restating comparatives. The application of this interpretation in the current period has had no material impact on the consolidated financial statements of the Group.

The Group has not applied the following new and amendments to IFRS standards/HKFRSs, which may be relevant to the Group and have been issued but are not yet effective, in these consolidated financial statements:

IFRS 17/HKFRS 17	Insurance Contracts[1]
Amendments to IFRS 3/HKFRS 3	Definition of a Business[2]
Amendments to IFRS 10/HKFRS 10	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[3]
Amendments to IAS 1	Classification of Liabilities as Current or Non-current[5]
Amendments to IAS 1/HKAS 1 and IAS 8/HKAS 8	Definition of Material[4]
Amendments to IFRS 9/HKFRS 9, IAS 39/HKAS 39 and IFRS 7/HKFRS 7	Interest Rate Benchmark Reform[4]

1.	Effective for annual periods beginning on or after January 1, 2021

2.	Effective for business combinations and asset acquisitions for which the acquisition date is on or after the beginning of the first annual period beginning on or after January 1, 2020

3.	Effective for annual periods beginning on or after a date to be determined

4.	Effective for annual periods beginning on or after January 1, 2020

5.	Effective for annual periods beginning on or after January 1, 2022